REVENUE FROM PRIMARY BUSINESS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Sales of Goods [Line Items]
Revenue from primary business	¥ 3,257,356	¥ 2,679,500	¥ 2,048,654
Gasoline [member]
Disclosure of Sales of Goods [Line Items]
Revenue from primary business	796,667	726,057	557,605
Diesel [member]
Disclosure of Sales of Goods [Line Items]
Revenue from primary business	743,551	542,260	422,566
Crude oil [member]
Disclosure of Sales of Goods [Line Items]
Revenue from primary business	517,183	429,038	351,707
Chemical feedstock [Member]
Disclosure of Sales of Goods [Line Items]
Revenue from primary business	42,785	44,079	22,351
Basic Organic Chemicals [Member]
Disclosure of Sales of Goods [Line Items]
Revenue from primary business	223,679	198,453	133,046
Synthetic resin [member]
Disclosure of Sales of Goods [Line Items]
Revenue from primary business	144,524	149,208	122,368
Kerosene [member]
Disclosure of Sales of Goods [Line Items]
Revenue from primary business	168,017	112,519	72,385
Natural gas [member]
Disclosure of Sales of Goods [Line Items]
Revenue from primary business	83,853	68,443	48,099
Synthetic fiber monomers and polymers [member]
Disclosure of Sales of Goods [Line Items]
Revenue from primary business	45,335	45,464	42,388
Others [member]
Disclosure of Sales of Goods [Line Items]
Revenue from primary business	¥ 491,762	¥ 363,979	¥ 276,139